DWS International Opportunities VIP Annual Fund Operating Expenses - Class A [Member] - DWS International Opportunities VIP	Apr. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%	[1]
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.44%)
Net Expenses (as a percentage of Assets)	0.86%

[1]	“Other expenses” are restated to exclude a negative expense adjust-ment related to proxy expenses. “Other expenses” would have been 0.67% had the negative expense adjustment related to proxy expenses been included.